SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of changes in liabilities arising from financing activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities
Conversion of debenture	$ (35,383)	$ (225)
2024 Convertible Notes
Disclosure of reconciliation of liabilities arising from financing activities
Additions	172,500
Transaction costs	(6,488)
Additions allocated to equity	(45,999)
Transaction costs allocated to equity	1,730
Interest	4,288
Liabilities arising from financing activities at end of period	126,031
2019 Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	43,901	42,155
Conversion of debenture	(35,383)	(225)
Interest	1,131	1,971
Extinguishment of debt	146
Payments	(9,795)
Liabilities arising from financing activities at end of period		43,901
Credit Facility
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	162,946	177,020
Additions	68,000	75,500
Interest	2,054	926
Payments	(233,000)	(90,500)
Liabilities arising from financing activities at end of period		162,946
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	57,401	21,346
Additions	27,038	48,805
Terminations	(75)	(21)
Interest	4,507	3,658
Payments	(20,690)	(16,625)
Foreign exchange	(204)	238
Liabilities arising from financing activities at end of period	$ 67,977	$ 57,401